Annual Total Returns - Fidelity® Large Cap Value Enhanced Index Fund [BarChart] - 08.31 Fidelity Enhanced Index Funds Combo PRO-15 - Fidelity® Large Cap Value Enhanced Index Fund - Fidelity Large Cap Value Enhanced Index Fund-Default
Mar. 18, 2022
Bar Chart Table:
Annual Return 2011	2.46%
Annual Return 2012	17.80%
Annual Return 2013	33.66%
Annual Return 2014	14.50%
Annual Return 2015	(3.50%)
Annual Return 2016	16.32%
Annual Return 2017	15.88%
Annual Return 2018	(7.53%)
Annual Return 2019	24.16%
Annual Return 2020	4.43%